Bow River Capital Evergreen Fund

Schedule of Investments

12/31/2022 (Unaudited)

Fair Value
Private Investments - 82.8%
Credit Co-Investments - 8.1%
Ashgrove Specialty Lending Investments I, 11.31% (SONIA + 7.75%, 0.50% Floor), 4/9/2026, principal GBP 1,000,000[1,2]	909,783
Ashgrove Specialty Lending Investments I, DAC, 12.06% (SONIA + 8.50%, 0.25% Floor), 6/30/2026, principal GBP 2,500,000[1,2]	1,730,843
CL Oliver Co-Invest I, LP1,3,4	2,864,374
Digital Alpha Solutions Fund, LP, 9.50% (SOFR3M + 9.50% PIK), principal $4,000,000[1,4]	3,190,000
Ecoville Investments Limited, 9.50%, 1/11/24, principal $2,000,000[1,2]	1,912,500
Palmer Square Loan Funding 2021-3, Ltd.[1]	1,181,268
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	5,578,579
Polaris Newco, 13.66% (LIBOR + 8.00%, 1.00% Floor), 6/3/2029, principal $2,500,000[1,2]	1,847,500
Sand Trust Series 21-1A - Class SUB[1]	678,118
US Hospitality Publishers, Inc., 11.38% (LIBOR + 7.00%, 4.38% Floor), 12/18/2025, principal $2,000,000[1,2]	1,803,134
VCPF III Co-Invest 1-A, LP1,4	2,619,541
Total Credit Co-Investments (Cost $24,551,317)	24,315,640

Equity Co-Investments - 31.5%
ACP Hyperdrive Co-Invest, LLC[1,3,4]	2,584,772
AP DSB Co-Invest II, LP1,3,4	3,553,715
Ashgrove Specialty Lending Investments I, DAC[1,2,3]	441,416
Biloxi Co-Investment Partners, LP1,3,4	1,590,522
BW Colson Co-Invest Feeder (Cayman), LP1,3,4	3,559,543
Constellation 2022, LP1,3,4	5,006,118
Corsair Amore Investors, LP1,3,4	5,002,263
Coyote 2021, LP1,3,4	9,025,192
DGS Group Holdings, LP1,3,4	5,581,674
Enak Aggregator, LP1,2,3	2,676,870
Falcon Co-Investment Partners, LP1,3,4	2,895,618
ISH Co-Investment Aggregator, LP1,3,4	2,307,532
Carlyle Riser Co-Investment, LP1,3,4	4,000,000
OceanSound Partners Co-Invest II, LP - Series B1,3,4,5	2,488,286
OceanSound Partners Co-Invest II, LP - Series E1,3,4	5,000,000
Onex OD Co-Invest, LP1,3,4	4,889,811
Palms Co-Investment Partners, LP1,3,4	3,808,945
Project Stream Co-Invest Fund, LP1,3,4	1,749,860
SANCY SLP[1,2,3]	1,874,263
SEP Hamilton III Aggregator, LP1,3,4	6,427,319
SEP Skyhawk Fund III Aggregator, LP1,3,4	534,646
The Global Atlantic Financial Group, LLC[1,2,3]	4,402,432
Veregy Parent, LLC[1,2,3]	3,119,400
Vistage Equity Investors, LP1,3,4	5,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,3,4]	341,148
WestCap LoanPal Co-Invest 2020, LLC[1,2,3]	4,033,363
Wildcat 21 Co-Invest Fund, LP1,3,4	2,295,434
Total Equity Co-Investments (Cost $78,411,023)	94,190,142

Primary Funds - 16.2%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,3,4]	789,976
Avista Capital Partners V, LP1,3,4	4,775,494
Coller Credit Opportunities I - B, LP1,4	2,070,335
EnCap Energy Transition Fund 1-A, LP1,2,3	2,825,634
FFL Capital Partners V, LP1,3,4	5,012,639
Grain Spectrum Holdings III (Cayman), LP1,3,4	2,388,168
Lynx EBO Fund I (A), LLC[1,3,4]	849,828
OceanSound Partners Fund, LP1,3,4	3,833,656
Onex Structured Credit Opportunities International Fund I, LLC[1,4]	1,523,675
Overbay Fund XIV Offshore, LP1,3,4	2,494,139
Sumeru Equity Partners Fund III, LP1,3,4	2,462,873
Sumeru Equity Partners Fund IV, LP1,3,4	172,030
WestCap Strategic Operator Fund II, LP1,3,4	3,439,824
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,3	9,552,764
Whitehorse Liquidity Partners IV, LP1,3,4	3,598,442
Whitehorse Liquidity Partners V, LP1,3,4	2,768,582
Total Primary Funds (Cost $32,715,364)	48,558,059

Private Investment Funds - 8.7%
PIMCO DSCO Fund II Offshore Feeder, LP1,3,4	4,700,006
Post Limited Term High Yield Fund, LP1,3,4	5,871,640
Ruffer Absolute Institutional, Ltd.[1,3,4]	5,105,532
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,3,4]	5,483,160
Voloridge Sustainability Fund, LP1,3,4	4,790,269
Total Private Investment Funds (Cost $25,213,485)	25,950,607

Secondary Funds - 18.3%
Adams Street 2009 Direct Fund, LP1,3,4	29,153
Adams Street 2010 Direct Fund, LP1,3,4	38,838
Adams Street 2011 Direct Fund, LP1,3,4	51,982
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,3,4	146,340
Adams Street 2011 U.S. Fund, LP1,3,4	327,055
Adams Street 2013 Direct Fund, LP1,3,4	2,027,270
Adams Street 2014 Global Fund, LP1,3,4	1,117,666
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,3,4	109,285
Adams Street Partnership Fund 2009 U.S. Fund, LP1,3,4	270,888
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,3,4	113,810
Adams Street Partnership Fund 2010 U.S. Fund, LP1,3,4	302,561
Altor Fund IV (No. 1) AB1,3,4	5,761,481
ASP (Feeder) 2017 Global Fund, LP1,3,4	1,164,069
BRCE SPV I, LLC[1,2]	263,189
Coller Credit Opportunities I - Annex I, SLP[1,4]	3,161,960
Coller International Partners VI Feeder Fund, LP - Class A1,3,4	1,080,326
Coller International Partners VII Feeder Fund, LP - Series B1,3,4	2,026,479
CRG Partners III - Parallel Fund (A), LP1,3,4	4,333,788
Forrest Holdings I, LP - Class A1,3,4	23,548
Forrest Holdings I, LP - Class B1,3,4	329,551
Global Infrastructure Partners II-C, LP1,3,4	1,139,692
Graphite Capital Partners VIII D, LP1,2,3	3,970,815
KH Aggregator, LP1,3,4	4,747,314
Onex Fund V, LP1,3,4	6,296,896
Overbay Fund XIV (AIV III), LP1,3,4	2,414,838
Overbay Fund XIV Offshore (AIV), LP1,3,4,5	4,975,779
Porcupine Holdings, LP - Class A1,3,4	3,024,935
Porcupine Holdings, LP - Class B1,3,4	2,612,737
Tikehau Private Debt Secondaries (Delaware), LP1,4	2,966,421
Total Secondary Funds (Cost $34,913,156)	54,828,666
Total Private Investments (Cost $195,804,345)	247,843,114

Exchange Traded Funds - 1.1%
Equity Funds - 1.1%
Core Alternative ETF, shares 100,000	3,158,000
Total Exchange Traded Funds (Cost $3,047,500)	3,158,000

U.S. Treasury Bills - 5.0%
United States Treasury Bill, 3.63%, 01/12/2023	14,999,686
Total U.S. Treasury Bills (Cost $14,999,686)	14,999,686

Short-Term Investments - 17.6%
UMB Money Market Fiduciary, 0.01%, shares 14,168,387[6,7]	14,168,387
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.15%, shares 38,336,240[6]	38,336,240
Total Short-Term Investments (Cost $52,504,627)	52,504,627

Total Investments (Cost $266,356,158) - 106.5%	$318,505,427
Liabilities in excess of other assets - (6.5%)	(19,326,231)
Net Assets - 100%	$299,179,196

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR3M - United States 3 Month Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $247,843,114, which represents 82.8% of total net assets of the Fund. Please refer to Restricted Securities, in the Notes to the Schedule of Investments.

[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $46,942,485, which represents 15.0% of total net assets of the Fund.

[3]	Non-income producing.

[4]	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.

[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.

[6]	Rate disclosed represents the seven day yield as of the Fund's period end.

[7]	The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On December 31, 2022, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Depreciation
March 31, 2023	Bannockburn Global Forex, LLC	USD	EUR	$2,139,000	EUR	2,000,000	$2,153,139	$(14,139)
March 31, 2023	Bannockburn Global Forex, LLC	USD	GBP	$1,809,900	GBP	1,500,000	$1,818,017	(8,117)
								$(22,256)

Bow River Capital Evergreen Fund

Summary of Investments

12/31/2022 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	61.1%
Global	12.2%
Europe	8.9%
Asia	0.6%
Total Private Investments	82.8%
Exchange Traded-Funds
North America	1.1%
Total Exchange Traded-Funds	1.1%
U.S. Treasury Bill	5.0%
Short-Term Investments	17.6%
Total Investments	106.5%
Liabilities in excess of other assets	-6.5%
Net Assets	100.0%

See accompanying notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

DECEMBER 31, 2022 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2022 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,584,772	0.9%
Adams Street 2009 Direct Fund, LP	April 1, 2022	28,864	29,153	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	36,317	38,838	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	55,498	51,982	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	118,544	146,340	0.1%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	207,745	327,055	0.1%
Adams Street 2013 Direct Fund, LP	April 1, 2022	1,623,813	2,027,270	0.7%
Adams Street 2014 Global Fund, LP	April 1, 2022	875,624	1,117,666	0.4%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	93,355	109,285	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	201,126	270,888	0.1%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	91,412	113,810	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	206,493	302,561	0.1%
Altor Fund IV (No. 1) AB	August 12, 2022	5,980,390	5,761,481	1.9%
AP DSB Co-Invest II, LP	July 30, 2021	1,799,272	3,553,715	1.2%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	852,681	789,976	0.3%
Ashgrove Specialty Lending Investments I	July 8, 2021	979,081	909,783	0.3%
Ashgrove Specialty Lending Investments I, DAC	April 7, 2022	477,599	441,416	0.1%
Ashgrove Specialty Lending Investments I, DAC	April 7, 2022	1,876,722	1,730,843	0.6%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	831,226	1,164,069	0.4%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	4,775,494	1.6%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,459,321	1,590,522	0.5%
BRCE SPV I, LLC	May 22, 2020	52,838	263,189	0.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,559,543	1.2%
Carlyle Riser Co-Investment, LP	November 11, 2022	4,114,405	4,000,000	1.3%
CL Oliver Co-Invest I, LP	May 27, 2021	2,712,530	2,864,374	1.0%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,636,667	3,161,960	1.1%
Coller Credit Opportunities I - B, LP	January 5, 2022	1,898,653	2,070,335	0.7%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	231,237	1,080,326	0.4%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	150,677	2,026,479	0.7%
Constellation 2022, LP	August 12, 2022	5,010,118	5,006,118	1.7%
Corsair Amore Investors, LP	May 27, 2022	5,029,000	5,002,263	1.7%
Coyote 2021, LP	March 29, 2021	2,613,833	9,025,192	3.0%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	2,605,791	4,333,788	1.4%
DGS Group Holdings, LP	September 9, 2002	5,585,674	5,581,674	1.9%
Digital Alpha Solutions Fund, LP	October 28, 2022	3,194,000	3,190,000	1.1%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Ecoville Investments Limited	February 24, 2022	1,986,967	1,912,500	0.6%
Enak Aggregator, LP	January 18, 2022	2,861,507	2,676,870	0.9%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	1,263,216	2,825,634	0.9%
Falcon Co-Investment Partners, LP	January 26, 2022	2,908,067	2,895,618	1.0%
FFL Capital Partners V, LP	June 16, 2022	3,132,528	5,012,639	1.7%
Forrest Holdings I, LP - Class A	March 17, 2021	-	23,548	0.0%
Forrest Holdings I, LP - Class B	March 17, 2021	-	329,551	0.1%
Global Infrastructure Partners II-C, LP	January 14, 2022	280,363	1,139,692	0.4%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,451,265	2,388,168	0.8%
Graphite Capital Partners VIII D, LP	June 30, 2020	1,241,042	3,970,815	1.3%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,307,532	0.8%
KH Aggregator, LP	November 30, 2020	3,169,859	4,747,314	1.6%
Lynx EBO Fund I (A), LLC	December 18, 2020	324,906	849,828	0.3%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	2,519,844	2,488,286	0.8%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	5,004,000	5,000,000	1.7%
OceanSound Partners Fund, LP	December 27, 2021	3,131,852	3,833,656	1.3%
Onex Fund V, LP	September 30, 2022	5,767,129	6,296,896	2.1%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	4,889,811	1.6%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,376,839	1,523,675	0.5%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,247,915	2,414,838	0.8%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	326,531	4,975,779	1.7%
Overbay Fund XIV Offshore, LP	January 22, 2021	1,311,945	2,494,139	0.8%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,740,798	1,181,268	0.4%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,524	3,808,945	1.3%
PARIOU SLP	October 14, 2022	5,055,979	5,578,579	1.9%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,700,006	1.6%
Polaris Newco	June 18, 2021	1,944,556	1,847,500	0.6%
Porcupine Holdings, LP - Class A	December 29, 2021	2,410,118	3,024,935	1.0%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	2,612,737	0.6%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	5,871,640	2.0%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,749,860	0.6%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	5,004,000	5,105,532	1.7%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	5,004,000	5,483,160	1.8%
SANCY SLP	October 14, 2022	1,698,500	1,874,263	0.6%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	678,118	0.2%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,427,319	2.1%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	534,646	0.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	1,917,638	2,462,873	0.8%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	230,931	172,030	0.1%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,849,077	4,402,432	1.5%
Tikehau Private Debt Secondaries (Delaware), LP	November 4, 2022	2,432,070	2,966,421	1.0%
US Hospitality Publishers, Inc.	January 11, 2021	1,866,181	1,803,134	0.6%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,278,341	2,619,541	0.9%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,119,400	1.0%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	5,000,000	1.7%
Voloridge Sustainability Fund, LP	November 1, 2020	5,000,000	4,790,269	1.6%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	256,842	341,148	0.1%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,411,329	4,033,363	1.3%
WestCap Strategic Operator Fund II, LP	July 31, 2021	3,418,560	3,439,824	1.2%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,675,404	9,552,764	3.2%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,423,355	3,598,442	1.2%
Whitehorse Liquidity Partners V, LP	February 4, 2022	2,413,643	2,768,582	0.9%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,295,434	0.8%
		$195,804,345	$247,843,114	82.8%